S000077854 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	4.52%
Performance Inception Date	[1]		Nov. 01, 2022
ICE U.S. Institutional Capital Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.90%	11.07%
Performance Inception Date	[2]		Nov. 01, 2022
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	10.81%	9.87%
Performance Inception Date	[3]		Nov. 01, 2022
Common Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.48%	9.90%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	7.40%
Performance Inception Date			Nov. 01, 2022
Common Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.07%	7.03%
Performance Inception Date			Nov. 01, 2022

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

[2]
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

[3]	Consists of: 1) 60% ICE U.S. Institutional Capital Securities Index (defined herein), and 2) 40% ICE USD Contingent Capital Index (CDLR) (defined herein).